As filed with the Securities and Exchange Commission on March 27, 1998
                                                            File Nos.: 811-07959
                                                                       333-42505


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         PRE-EFFFECTIVE AMENDMENT NO. 2


                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)


                                 (602) 952-1100
              (Registrant's Telephone Number, Including Area Code)


                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                    (Address of Principal Executive Offices)


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)


                                    Copy to:

                               Julie Allecta, Esq.
                               Kelvin Leung, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.


No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has not yet filed a Rule 24f-2 Notice.

CROSS REFERENCE SHEET


Form N-14 Part A, Item        Location in Prospectus/Proxy Statement
----------------------        --------------------------------------

         1                        Front Cover; Cross Reference

         2                        Table of Contents

         3                        Introduction;  Description  of  the   Proposed
                                  Reorganization; Comparison of the Funds; Risk Factors

         4 Introduction, The Transaction, The Proposal, Description of the Proposed Reorganization

         5, 6 The Transaction, Comparison of the Funds; Risk Factors; Further Information About the Fund and the Acquiring Fund

         7                        Shares and Voting; Vote Required

         8                        Not Applicable

Form N-14 Part B, Item        Location in Statement of Additional Information
----------------------        -----------------------------------------------

         10                       Cover Page

         11                       Table of Contents

         12 Incorporation of Documents by Reference in Statement of Additional Information

         13                       Not Applicable

         14 Incorporation of Documents by Reference in Statement of Additional Information

Form N-14 Part C
----------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:


From Post-Effective Amendment No. 15 of Advisors Series Trust, filed December 16, 1997 (SEC File No. 33-17391):

         Prospectus for Van Deventer & Hoch American Value Fund, dated December 16, 1997

         Statement of Additional Information for Van Deventer & Hoch American Value Fund, dated December 16, 1997

From Post-Effective Amendment No. 50 of Mutual Fund Group, filed February 28, 1998 (SEC File No. 33-14196):

         Prospectus for Vista American Value Fund (with other funds of Mutual Fund Group), dated February 28, 1998

As previously sent to shareholders of the Vista American Value Fund and filed with the SEC pursuant to Rule 30b2-1:

         Annual Report for the Vista American Value Fund for the fiscal year ended October 31, 1997, as contained in the Annual Report for Mutual Fund Group dated as of and for the periods ended October 31, 1997.

                    -----------------------------------------

                                     PART A

                    -----------------------------------------

                                MUTUAL FUND GROUP

                           CHASE VISTA SERVICE CENTER
                                 P.O. Box 419392
                                 (800) 34-VISTA

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                         CHASE VISTA AMERICAN VALUE FUND
                            TO BE HELD APRIL 23, 1998

To the Shareholders of Chase Vista American Value Fund:

                  NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of shareholders of Chase Vista American Value Fund (the "Fund"), a series of Mutual Fund Group, will be held at the offices of The Chase Manhattan Bank, One Chase Manhattan Plaza, Third Floor, New York, New York 10081 on April 23, 1998, at 10:00 a.m., local time, for the following purposes:


                  1. To approve or disapprove a proposed reorganization of the Fund into Van Deventer & Hoch American Value Fund, a series of Advisors Series Trust.

                  2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.


                  Only shareholders of record at the close of business on March 27, 1998 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

                                       By Order of the Board of Trustees


                                       -------------------------
                                       Richard Baxt, Secretary

April 3, 1998


                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.
                               -------------------

PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN MAILING YOUR PROXY PROMPTLY.

                                MUTUAL FUND GROUP

                         Chase Vista American Value Fund

                                       and

                              ADVISORS SERIES TRUST
                     Van Deventer & Hoch American Value Fund

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                     ---------------------------------------
                              DATED: April 3, 1998

         This document, which includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy, is being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board of Trustees") of Mutual Fund Group (the "Trust") for use at the Special Meeting (the "Meeting") of shareholders of the Chase Vista American Value Fund (the "Fund"), a separate series of the Trust, to be held on April 23, 1998.


         At the Meeting, the shareholders of the Fund will be asked to vote on the approval or disapproval of a proposed reorganization (the "Reorganization") of the Fund into Van Deventer & Hoch American Value Fund (the "Acquiring Fund"), a series of Advisors Series Trust ("AST Trust"). The Reorganization will include
(i) the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value to the assets and liabilities transferred, (ii) the pro rata distribution of such Acquiring Fund Shares to shareholders of record of the Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of such shareholders' shares in the Fund, and (iii) the immediate liquidation and termination of the Fund. As a result of the Reorganization, each shareholder of the Fund as of the Effective Date will hold Acquiring Fund Shares having the same aggregate net asset value as the shares of the Fund held by such shareholder immediately before consummation of the Reorganization. Counsel to the Acquiring Fund will issue an opinion to the effect that for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the Fund's shareholders to recognize a gain or loss for federal income tax purposes. See Section II.A.3 below.

         Both the Trust and AST Trust are open-end management investment companies. The investment objective of the Fund is to seek to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e., companies with at least a five-year operating history) which, in the opinion of the Fund's advisers, are undervalued by the market. The Acquiring Fund has an identical investment objective.

         The principal executive offices of the Trust are located at The Chase Manhattan Bank, One Chase Manhattan Plaza, Third Floor, New York, New York 10081 (telephone: (800) 34-VISTA). The principal executive offices of AST Trust are located at 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (telephone: (602) 952-8520).

         This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Fund should know before voting on the proposal. It should be read and retained for future reference.


         The Acquiring Fund is a new series of AST Trust. The registration statement for the Acquiring Fund (which includes the Prospectus and the Statement of Additional Information for the Acquiring Fund dated December 16,
1997) was initially filed with the Securities and Exchange Commission (the "SEC") on October 1, 1997, and is now effective. The Prospectus and the Statement of Additional Information for the Acquiring Fund both dated December 16, 1997, the Prospectus for the Fund dated February 27, 1998, the combined Statement of Additional Information relating to the Fund (as well as certain other mutual funds in the Chase Vista Funds) dated February 27, 1998, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are on file with the SEC and are incorporated by this reference herein. The Prospectus of the Acquiring Fund dated December 16, 1997, and a copy of the Prospectus of the Fund dated February 27, 1998 accompanies this document. The Statement of Additional Information of the Acquiring Fund dated December 16, 1997, is available without charge by writing to Van Deventer & Hoch at 800 North Brand Blvd., Suite 300, Glendale, California 91203 or by calling (818) 247-5330. The Statement of Additional Information of the Fund (as well as certain other Chase Vista Funds) dated February 27, 1998 and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are available without charge by writing to the Trust at Vista Service Center, P.O. Box 419392, Kansas City, MO 64141, or by calling (800) 34-VISTA.

         The Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 1997, containing audited financial statements of the Fund previously has been mailed to each shareholder entitled to vote at the Meeting. Additional copies of that Annual Report available without charge by writing or calling the Trust at its address and telephone number listed above. The Acquiring Fund is a new series of AST Trust and has not commenced operation. Therefore, no Annual Report to Shareholders of the Acquiring Fund is available. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about April 3, 1998.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUND AND THE ACQUIRING FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER

GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

I.  INTRODUCTION......................................................................................6
         A.       THE TRANSACTION.....................................................................6
         B.       THE PROPOSAL........................................................................7
         C.       SHARES AND VOTING...................................................................8

II. THE PROPOSAL:
         APPROVAL OF THE PROPOSED REORGANIZATION.....................................................10
         A.       DESCRIPTION OF THE PROPOSED REORGANIZATION.........................................10
                  1.       The Reorganization........................................................10
                  2.       Effect of the Reorganization..............................................11
                  3.       Federal Income Tax Consequences...........................................11
                  4.       Description of the Acquiring Fund Shares..................................12
                  5.       Capitalization............................................................12
         B.       COMPARISON OF THE FUNDS............................................................12
                  1.       Investment Objectives and Policies........................................12
                  2.       Investment Restrictions...................................................13
                  3.       Comparative Summary of Investor Costs.....................................16
                  4.       Comparative Performance Information.......................................17
                  5.       Advisory Fees, Sub-Advisory Fees and Other Expenses.......................18
                  6.       Distribution and Shareholder Services.....................................18
                  7.       Distribution Plans........................................................19
                  8.       Administration, Custody, Fund Accounting and
                               Transfer Agency Services..............................................19
                  9.       Shareholder Servicing Agents..............................................20
                  10.      Purchase Procedures.......................................................21
                  11.      Redemption and Exchange Procedures........................................22
                  12.      Income Dividends, Capital Gains Distributions and Taxes...................22
                  13.      Portfolio Transactions and Brokerage Commissions..........................23
                  14.      Shareholders' Rights......................................................23
         C.       RISK FACTORS.......................................................................24
         D.       RECOMMENDATION OF THE BOARD OF TRUSTEES............................................24
                  1.       The Legal Framework.......................................................24
                  2.       The Trustees' Considerations..............................................25
         E.       DISSENTERS' RIGHTS OF APPRAISAL....................................................26
         F.       FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING
                  FUND...............................................................................27
         G.       VOTE REQUIRED......................................................................27

III. MISCELLANEOUS ISSUES............................................................................28
         A.       OTHER BUSINESS.....................................................................28
         B.       NEXT MEETING OF SHAREHOLDERS.......................................................28
         C.       LEGAL MATTERS......................................................................28
         D.       EXPERTS............................................................................28

                                 I. INTRODUCTION

A.       THE TRANSACTION


         The Meeting has been called for the purpose of allowing shareholders to consider and vote on a proposal which relates to a recent business transaction involving Van Deventer & Hoch ("VDH"), the investment sub-adviser to the Fund. Currently, VDH is 50% owned by VDH Holdings (which in turn is owned by the Fund's management team). The other 50% of VDH is owned by CBC Holding (California) Inc., a subsidiary of The Chase Manhattan Corporation, a bank holding company that also owns The Chase Manhattan Bank, the Fund's investment adviser ("Chase"). Through VDH's relationship with Chase, the Fund has been part of the Chase Vista Funds and a series of Mutual Fund Group, a Massachusetts business trust.

         Pursuant to a Purchase Agreement dated as of October 6, 1997, The Chase Manhattan Corporation, through its subsidiary CBC Holding (California) Inc., agreed to sell its 50% interest in VDH to Crestline Capital Partners L.P. ("Crestline"), which is a Delaware limited partnership whose sole general partner is PLT Capital Partners, Inc., a Delaware corporation. PLT Capital Partners, Inc. is a wholly-owned subsidiary of PLT Holdings, Inc., a Delaware corporation that also holds all the outstanding limited partnership interests of Crestline. PLT Holdings, Inc. is a holding company whose subsidiaries include, among others, Putnam, Lovell & Thornton, Inc., a Delaware corporation and an investment banking firm that focuses on the financial services sector with a special emphasis on the asset management industry ("Putnam, Lovell"). The other 50% interest in VDH which is held by the Fund's management team is not affected by this transaction. For purposes of this Combined Proxy Statement and Prospectus, the transaction is called the "Sale." The Sale closed on December 31, 1997. After the Sale, key members of the VDH portfolio management team, including Richard Trautwein, have continued to be responsible for managing the day-to-day affairs of VDH, which will be the adviser to the Acquiring Fund after the Reorganization.

         Van Deventer & Hoch is no longer affiliated with Chase. Given this change in ownership of VDH, as well as the current ownership base of the Fund, Chase and the Trustees believe that the Reorganization of the Fund into a new investment company portfolio having VDH as its investment adviser is in the best interests of the shareholders of the Fund, rather than for the Fund to continue to be a part of the Chase Vista Funds.

         In light of the foregoing considerations and the other considerations described herein, the Board of Trustees have considered and approved the Reorganization of the Fund into a newly created portfolio of AST Trust, a Delaware business trust organized on October 3, 1996, with thirteen effective series and one series that is not yet effective, which has all the necessary service providers in place and would be in a position to service the Fund and its shareholders without interruption as soon as practicable following consummation of the Sale. Giving effect to a commitment by VDH to waive fees payable to it and/or reimburse expenses, the Acquiring Fund will have a lower expense ratio than the Fund from the consummation of the Reorganization (which is expected to occur in April 1998) through May 6, 1998. After that date, VDH has committed to waive fees and/or reimburse expenses for the two year period commencing upon consummation of the Reorganization to the extent necessary to prevent the expense ratio of the Acquiring Fund (based on estimated expenses for the current fiscal year) from exceeding the Fund's current expense ratio (based on expenses incurred in the most recent fiscal year, after giving effect to any waivers and/or reimbursements by Chase). The Reorganization will be accomplished by transferring all of the assets and liabilities of the Fund to a new shell series (called "Van Deventer & Hoch American Value Fund" and referred to herein as the "Acquiring Fund") of AST Trust with the result that the existing shareholders of the Fund will become, after the Reorganization, the shareholders of the Van Deventer & Hoch American Value Fund (as defined above, the "Acquiring Fund"), a series of AST Trust. The net asset value per share of the Acquiring Fund and the number of shares owned by each Acquiring Fund shareholder will be the same on the date of the Reorganization as the net asset value per share of the Fund and the number of shares owned on that date by the Fund's shareholders.

         D. F. King & Co., Inc., a proxy solicitation firm, has been retained to assist in the solicitation of the proxy vote. The expenses of retaining D. F. King & Co., Inc., will be borne by Chase and/or VDH. D. F. King & Co., Inc., may call shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. The Acquired Fund and the Acquiring Fund have been advised by counsel that these procedures are consistent with the requirements of applicable law. A shareholder voting by telephone would be asked for his or her social security number or other identifying information and would be given an opportunity to authorize proxies to vote his or her shares in accordance with his or her instructions. To insure that the shareholder's instructions have been recorded correctly, he or she will receive a confirmation of such instructions in the mail. The confirmation is a replica of the proxy card but with marks indicating how the shareholder voted along with a special toll-free number which will be available in the event the shareholder wishes to change or revoke the vote. Although a shareholder's vote may be taken by telephone, each shareholder will receive a copy of this proxy statement and may vote by mail using the enclose proxy card.

         The cost of the Reorganization and of the Meeting and solicitation of proxies therefor, including the cost of copying, printing and mailing of proxy materials, will be borne by Chase and/or VDH and not by either the Fund or the Acquiring Fund. In addition to solicitations by mail, proxies may also be solicited by officers of the Trust or VDH, without special compensation, by telephone, telegram or otherwise.


B.       THE PROPOSAL

         At the Meeting, the shareholders of the Fund will be asked to approve the proposed Reorganization of the Fund into the Acquiring Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund of equivalent value, the pro rata distribution of such Acquiring Fund Shares to the shareholders of the Fund in full redemption of such shareholders' shares in the Fund, and the immediate liquidation and termination of the Fund.

         The Fund and the Acquiring Fund (collectively, the "Funds") have identical investment objectives and policies. The investment objective of the Fund is to seek to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e., companies with at least a five-year operating history) which, in the opinion of the Fund's advisers, are undervalued by the market.

         Investments in the Funds are subject to substantially similar risks. See Section II.C. below.


         The purchase and redemption arrangements of the Funds are substantially identical. The Acquiring Fund and the Fund have different distribution and exchange arrangements which are more fully discussed in Section II.B. below.

         Shareholders should note that if the Reorganization is consummated, shareholders of the Fund will no longer be able to exchange their Fund shares into shares of another Chase Vista

Fund or enjoy any of the other shareholder privileges associated with being a shareholder of a Chase Vista Fund.

         The investment adviser to the Fund is The Chase Manhattan Bank and the sub-adviser to the Fund is Van Deventer & Hoch. Van Deventer & Hoch also serves as investment adviser to the Acquiring Fund, which does not have a sub-adviser. As discussed below, the Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization. See Section II.D. below.

C.       SHARES AND VOTING

         The Trust is a Massachusetts business trust and is registered with the SEC as an open-end management investment company. The Trust currently has eighteen operating series, or funds, outstanding, including the Fund. Each series or fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The Fund has only one class of shares. The Acquiring Fund also has designated only one class of shares. The Fund's shareholders will receive shares of the Acquiring Fund in exchange for their Fund shares if the Reorganization is approved and consummated. Similar to the structure of the Fund, the Acquiring Fund will have a plan of distribution pursuant to Rule 12b-1 as promulgated under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of the Fund, or fraction thereof, is entitled to one vote or corresponding fraction thereof at the Meeting. At the close of business on March 27, 1998 (the "Record Date"), the record date for the determination of shareholders entitled to vote at the Meeting, there were _________________ shares outstanding held by _____ record holders (including omnibus accounts representing multiple underlying beneficial owners).


         All shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with such instruction. A proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later-dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

         The holders of a majority of outstanding shares entitled to vote present in person or by proxy will constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of the lesser of (i) 67% of the shares represented at the Meeting if more than 50% of the outstanding shares is represented, or (ii) shares representing more than 50% of the Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.


         All proxies voted, including abstentions and broker non-votes, will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast FOR that proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.


         As of the Record Date, the Fund's shareholders of record and (to the Trust's knowledge) beneficial owners who owned more than five percent of the Fund's shares are as follows:

                                                     Percentage of the Fund's
         Shareholder                                    Outstanding Shares
         -----------                                    ------------------

         [Chemical Bank NY
         Investment Services Dept.
         270 Park Ave 31st Fl.
         New York, NY 10017-2014]                          [to come]

         [Chemical Bank
         Custodian For the IRA of
         Donald F. Grannis
         100 No. San Rafael Ave.
         Pasadena, CA 91105]                               [to come]


         The Acquiring Fund currently does not have any public shareholders. Currently, First Fund Distributors, Inc. holds all the outstanding shares of the Acquiring Fund.


         The officers and trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund and the Acquiring Fund, respectively, as of the Record Date.

                                II. THE PROPOSAL:
                     APPROVAL OF THE PROPOSED REORGANIZATION


A.       DESCRIPTION OF THE PROPOSED REORGANIZATION

         1.       The Reorganization
                  ------------------


         If the Reorganization is approved, on the Effective Date the Acquiring Fund will acquire the assets and liabilities of the Fund, and will issue to the Fund the number of Acquiring Fund Shares determined by dividing the value of the Fund's assets and liabilities so transferred by the net asset value of one Acquiring Fund Share. The assets and liabilities of the Fund and the net asset value of the Acquiring Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in their respective Prospectuses (in the case of the Acquiring Fund, the Prospectus dated December 16, 1997, and, in the case of the Fund, the Prospectus dated February 27, 1998). Contemporaneously with that asset transfer, the Fund will distribute the Acquiring Fund Shares it receives pro rata to each remaining shareholder of the Fund based on the percentage of the outstanding shares of the Fund held of record by that shareholder on the Valuation Date. For example, on October 31, 1997, the value of the aggregate net assets of the Fund was approximately $11,577,427, the total number of outstanding Fund shares was 737,783, and the net asset value of each Acquiring Fund Share was $15.69. Therefore, if the Effective Date had been October 31, 1997, the Acquiring Fund would have issued a total of 737,783 Acquiring Fund Shares to the Fund, and the Fund would then have redeemed each of its then outstanding shares in exchange for one Acquiring Fund Share.


         This distribution of the Acquiring Fund Shares by the Fund to its shareholders in full redemption of such shareholders' Fund shares will be accomplished by the establishment of book accounts on the Acquiring Fund's share records in the name of the respective shareholders of the Fund, representing the respective pro rata numbers of Acquiring Fund Shares deliverable to the Fund shareholders. Fractional shares will be carried to the third decimal place. Certificates evidencing the Acquiring Fund Shares will not be issued to the Fund's shareholders.

         Immediately following the Fund's pro rata liquidating distribution of the Acquiring Fund Shares to the Fund shareholders, the Fund will liquidate and terminate.

         Consummation of the Reorganization is subject to approval by the shareholders of the Fund and the satisfaction of certain other conditions. The Reorganization may be abandoned at any time before the Effective Date upon the vote of either a majority of the Board of Trustees or a majority of the board of trustees of AST Trust.

         Chase and/or VDH will pay all costs and expenses of the Reorganization, including those associated with the Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Meeting.

         The above is a summary of the Reorganization. The summary does not purport to be a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

         2.       Effect of the Reorganization
                  ----------------------------

         If the Reorganization is approved and completed, shareholders of the Fund as of the Effective Date will become shareholders of the Acquiring Fund, which will acquire the net assets of the Fund. The net asset value of the Acquiring Fund Shares held by each shareholder of the Fund immediately after consummation of the Reorganization will be equivalent to the net asset value of the Fund Shares held by that shareholder immediately before consummation of the Reorganization.

         On or before the Effective Date the Fund intends to distribute all of its then remaining net investment income and realized capital gain.


         VDH, the current sub-adviser to the Fund, will, after the Reorganization, be the investment adviser for the Acquiring Fund and therefore will be the investment adviser for the Fund's assets after the Reorganization. Chase will cease to have any relationship with the operation of the Fund (in its reconstituted form as the Acquiring Fund). Also, after the Reorganization, First Fund Distributors, Inc. will be distributor of the Acquiring Fund's shares instead of Vista Fund Distributors, Inc., the distributor of shares of the Fund. It is, however, expected that the Acquiring Fund will be managed in accordance with its existing investment objective and policies, which are identical to that of the Fund.


         3.       Federal Income Tax Consequences
                  -------------------------------

         As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Acquiring Fund, substantially to the effect that, for federal income tax purposes: (a) The transfer by the Fund of substantially all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund Shares; (c) no gain or loss is recognized by the Acquiring Fund on receipt of the Fund assets in exchange for the Acquiring Fund Shares; (d) the basis of the assets of the Fund in the hands of the Acquiring Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (e) the holding period of the Fund's assets in the hands of the Acquiring Fund includes the period during which the assets were held by the Fund; (f) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the Acquiring Fund Shares solely in exchange for the Fund's shares; (g) the basis of the Acquiring Fund Shares received by the Fund shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; and (h) the holding period of the Acquiring Fund Shares received by the Fund shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor was held, provided that such shares were held as a capital asset in the hands of the Fund shareholders on the date of the exchange. The Trust does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization.

         4.       Description of the Acquiring Fund Shares
                  ----------------------------------------

         Each Acquiring Fund Share issued to Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund Share will represent an equal interest in the assets of the Acquiring Fund. The Acquiring Fund Shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund's Prospectus.

         5.       Capitalization
                  --------------

         The capitalization of the Funds as of October 31, 1997, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:


                                                        (Unaudited)       (Unaudited)
                                                         Acquiring         Acquired        Pro Forma
                                                            Fund             Fund           Combined
                                                      -------------------------------------------------
Aggregate net assets..................................       $0**        $11,577,427      $11,577,427


Shares outstanding*...................................        0**            737,783          737,783

Net asset value per share.............................        0**             $15.69           $15.69
------------------------------------------------------

*        Each Fund is authorized to issue an indefinite number of shares.

**       The Acquiring Fund is a new series of Advisors Series Trust. It has not
         commenced   operation  and  currently  has  no  assets  and  no  shares outstanding.


B.       COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below. See Section II.F. for more information.

         1.       Investment Objectives and Policies
                  ----------------------------------

         The Fund / The Acquiring Fund. The investment objective of the Fund is to seek to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e., companies with at least a five-year operating history) which, in the opinion of the Fund's advisers, are undervalued by the market.

         The equity securities in which the Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of U.S. companies. The Fund may invest in companies without regard to market capitalization, although it generally does not expect to invest in companies with market capitalizations of less than $200 million. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.

         In selecting investments for the Fund, its advisers generally seek companies which they believe exhibit characteristics of financial soundness and are undervalued by the market. In seeking to identify financially sound companies, the Fund's advisers look for companies with strongly capitalized balance sheets, an ability to generate substantial cash flow, relatively low levels of leverage, an ability to meet debt service requirements and a history of paying dividends. In seeking to identify undervalued companies, the advisers look for companies with substantial tangible assets such as land, timber, oil and other natural resources, or important brand names, patents, franchises or other intangible assets which may have greater value than what is reflected in the company's financial statements. The Fund's advisers will often select investments for the Fund which are considered to be unattractive by other investors or are unpopular with the financial press.

         Although the Fund invests primarily in equity securities, it may invest up to 25% of the value of its total assets in high quality, short-term money market instruments, repurchase agreements and cash.

         The Acquiring Fund has the identical investment objective and policies.

         2.       Investment Restrictions
                  -----------------------

         Both the Acquiring Fund and the Fund have identical fundamental investment restrictions which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act. Neither the Acquiring Fund nor the Fund may:

         (1) borrow money, except that each of the Acquiring Fund and the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Acquiring Fund or the Fund's total assets must be repaid before the Acquiring Fund or the Fund, as the case may be, may make additional investments;

         (2) make loans, except that each of the Acquiring Fund and the Fund may: (a) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, banker' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

         (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Acquiring Fund or the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Acquiring Fund or the Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

         (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Acquiring Fund or the Fund from (a) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (b) engaging in forward purchases or sales of foreign currencies or securities;

         (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Acquiring Fund or the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

         (6) issue any senior security (as defined in the 1940 Act), except that
(a) each of the Acquiring Fund and the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each of the Acquiring Fund and the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, each of the Acquiring and the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security;

         (7) underwrite securities issued by other persons except insofar as the Acquiring Fund or the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security; or

         (8) with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities).

         In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each of the Acquiring Fund and the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.


         For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by the Fund in municipal obligations (other than industrial development bonds) where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.



         In addition, each of the Acquiring Fund and the Fund is subject to the following non-fundamental restrictions which may be changed without shareholder approval:

         (1) Each of the Acquiring Fund and the Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

         (2) Each of the Acquiring Fund and the Fund may not purchase or sell interests in oil, gas or mineral leases.

         (3) Each of the Acquiring Fund and the Fund may not invest more than 15% of its net assets in illiquid securities.

         (4) Each of the Acquiring Fund and the Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (a) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities; or (b) with respect to the Acquiring Fund or the Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

         (5) Except as specified above, each of the Acquiring Fund and the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

         3.       Comparative Summary of Investor Costs
                  -------------------------------------

         The following table summarizes the costs of investing in the Fund, based on expenses incurred in the most recent fiscal year, and in the Acquiring Fund, based on estimated expenses for the current fiscal year.

                                                         Chase Vista American       Van Deventer & Hoch
                                                              Value Fund            American Value Fund
                                                              ----------            -------------------
                                                                                        (pro forma)
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Charge Imposed on Purchases (as a
percentage of offering price)                                    None                       None
Sales Charge Imposed on Dividend Reinvestments                   None                       None
Maximum Contingent Deferred Sales Charge                         None                       None
 Redemption Fees                                                 None                       None
 Exchange Fees                                                   None                       None
ANNUAL OPERATING EXPENSES:
(as a percentage of average net assets)
 Investment Advisory Fee (after estimated waiver)               0.10%*                    0.00%**
 12b-1 Fee (after estimated waiver)                             0.00%*                    0.00%**
 Shareholder Servicing Fee (after estimated waiver)             0.10%*                    0.00%**
 Other Expenses                                                 1.12%*                    1.05%**
Total Fund Operating Expenses (after fee waiver)                1.32%*                    1.05%**


*        Reflects  current waiver  arrangements to maintain Total Fund Operating
         Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee, Shareholder Servicing Fee and Other Expenses would be 0.70%, 0.25%, 0.25% and 1.12%, respectively, and Total Fund Operating Expenses would be 2.32%. According to the current prospectus, Chase has agreed to waive fees payable to it and/or reimburse expenses until May 6, 1998, to the extent necessary to prevent annualized Total Fund Operating Expenses from exceeding 2.18% of average net assets during such period. Van Deventer & Hoch, by reason of its separate fee waivers, has maintained the Total Fund Operating Expenses at 1.32%. The Chase Vista American Value Fund does not have any unamortized organization costs. All of the organizational expenses for the Fund have been paid for by Chase and/or the Fund's former adviser during the course of a prior reorganization.
** Reflects projected waiver arrangement to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee, Shareholder Servicing Fee and Other Expenses are estimated to be 0.70%, 0.25%, 0.25% and 1.05%, respectively, and Total Fund Operating Expenses would be 2.25%. VDH has agreed to waive fees payable to it and/or reimburse expenses for the balance of 1998, to the extent necessary to prevent annualized Total Fund Operating Expenses from exceeding 1.05% of average net assets during such period. VDH has further agreed to waive fees and reimburse expenses following that period until at least the year 2000, to the extent necessary to prevent the Acquiring Fund's expense ratio from exceeding 1.32% during such additional period.

Example
-------

         Assume, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's and the Acquiring Fund's shares would have paid the following total expenses upon redeeming such shares:


                                               1 Year                3 Years

Chase Vista American Value Fund                  $13                   $42

Van Deventer & Hoch American                     $11                   $33
Value Fund


The above example is to show the effect of expenses. This example does not represent past or future expenses or return. Actual expenses and returns may vary.

         4.       Comparative Performance Information
                  -----------------------------------

         The table below indicates the average annual total return (with capital gains and all dividends and distributions reinvested) for the Fund during the periods ending October 31, 1997. The Acquiring Fund is a new series that is not yet in operation. Therefore, no performance information is available.



                                           Average Annual Total Return
                                           ---------------------------

                                      One Year(1)             Since Inception(2)
                                      -----------             ------------------


Chase Vista American Value             21.67%                       21.72%
Fund(3)

Van Deventer & Hoch                     N/A                         N/A
American Value Fund


Additional performance information on the Fund may be found in its 1997 Annual Report to Shareholders.

-------------------------

(1)      Reflects return for the one-year period ended October 31, 1997.

(2) Reflects return since inception on February 3, 1995, through October 31, 1997. Date of Fund inception for the Fund is the date of inception of the Fund's predecessor fund. The Fund commenced operations as part of the Trust on May 6, 1996.

(3)      Performance  for the Chase  Vista  American  Value  Fund  includes  the performance of its predecessor fund for periods prior to the consummation of the reorganization of the Hanover Chase Vista American Value Fund into the Chase Vista American Value Fund. Performance presented for the Fund is based on the historical expenses and performance of a single class of shares of its predecessor fund and for the period from fund inception through May 6, 1996, does not reflect the Fund's distribution, service and/or other expenses that an investor would incur as a holder of such class of the Fund.

         5.       Advisory Fees, Sub-Advisory Fees and Other Expenses
                  ---------------------------------------------------

         The total advisory fees are identical between the Fund and the Acquiring Fund. Currently, The Chase Manhattan Bank (as defined above, "Chase") serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and Chase dated May 6, 1996. VDH serves as the sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement between VDH and Chase dated May 6, 1996. The Fund has agreed to pay Chase an annual advisory fee (accrued daily and paid monthly) calculated at an annualized rate of 0.70% of the Fund's average daily net assets. Chase in turn has agreed to pay VDH out of the advisory fees VDH's sub-advisory fees which is calculated at an annualized rate of 0.35% of the Fund's average daily net assets.

         After the Sale, VDH will serve as investment adviser to the Acquiring Fund pursuant to an Investment Advisory Agreement. The Acquiring Fund will agree to pay VDH an annual advisory fee (accrued daily and paid monthly) calculated at an annualized rate of 0.70% of the Acquiring Fund's average daily net assets. The Acquiring Fund does not have any investment sub-adviser.

         The expense ratio of the Acquiring Fund (which, because of certain voluntary waivers by VDH, is comprised of only the administrative and other operating expenses of the Acquiring Fund) is expected to be lower than the expense ratio of the Fund for the balance of 1998 (1.05% for the Acquiring Fund as compared to 1.32% for the Fund). After that period and until at least the year 2000, VDH has agreed, with respect to the Acquiring Fund, to waive fees and/or reimburse expenses such that the expense ratio of the Acquiring Fund (based on estimated expenses for the current fiscal year) will be no higher than the Fund's expense ratio (based on expenses incurred in the most recent fiscal year, after giving effect to any waivers and/or reimbursements by Chase). Absent the fee waiver, the Acquiring Fund's total operating expenses would be 2.25%.

         For the period ended October 31, 1997, Chase was entitled to receive advisory fees of $75,380 from the Fund, of which, $66,883 of advisory fees were waived by Chase.

         6.       Distribution and Shareholder Services
                  -------------------------------------

         Vista Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. (which is unaffiliated with Chase), has served as distributor of the Fund's shares since May 6, 1996. First Fund Distributors, Inc., an affiliate of the Acquiring Fund's administrator -- Investment Company Administration Corporation (which is not affiliated with either Chase, VDH or Putnam, Lovell) will serve as distributor of the Acquiring Fund.

         The Acquiring Fund shares to be issued in the Reorganization will be subject to an identical sales charge structure as that currently in place for the Fund. No sales charge is imposed by either the Fund or the Acquiring Fund on reinvestment of dividends or capital gains distributions.

         7.       Distribution Plans
                  ------------------

         The Trust has adopted a Rule 12b-1 distribution plan for the Fund's shares, which provides for the payment of distribution fees at annual rates of up to 0.25% of the average daily net assets attributable to the shares of the Fund. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of the Fund's shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of the Fund's shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's shares may also benefit other Chase Vista Funds.


         The Acquiring Fund has also adopted a distribution plan pursuant to Rule 12b-1 (the "Acquiring Fund Plan"). The Acquiring Fund Plan provides that the Acquiring Fund may pay for distribution and related expenses at an annual rate of up to 0.25% of the Acquiring Fund's average net assets to VDH as Distribution Coordinator. Expenses permitted to be paid by the Acquiring Fund under the Acquiring Fund Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual report, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel; advisors or other third parties for the assistance with respect to the distribution of the Acquiring Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Acquiring Fund; and such other expenses as may be approved from time to time by the Board of Trustees of the AST Trust.

         8.       Administration, Custody, Fund Accounting  and Transfer  Agency
                  --------------------------------------------------------------
                  Services
                  --------

         Pursuant to an Administration Agreement (the "Administration Agreement") between AST Trust and Investment Company Administration Corporation ("ICAC"), ICAC would act as administrator for AST Trust and provide various administrative services including (but not limited to) arranging for the maintenance of certain books and records of the Acquiring Fund, preparing and mailing certain documents in connection with tax and disclosure obligations, preparing agendas and supporting documentation for, and minutes of, meetings of AST Trust Board of Trustees and meetings of shareholders and coordinating all relationships between the Acquiring Fund and its other service providers.

         The administration services provided to AST Trust pursuant to the Administration Agreement are similar in scope to the administration services provided to the Trust pursuant to its existing administration agreement with Chase and its existing distribution and sub-administration agreement with Vista Fund Distributors, Inc.

         Pursuant to a Custody Agreement (the "Custody Agreement") between AST Trust and Star Bank, N.A. ("Star Bank"), Star Bank would act as custodian of the portfolio securities, cash and other property of the Acquiring Fund. Pursuant to the Trust's existing custody agreement with Chase, Chase also provides accounting and certain recordkeeping services for the Trust's portfolios. The terms of the portions of the Custody Agreement relating to custodial services are similar to the terms of the Trust's existing custodian agreement with Chase.

         Pursuant to a Fund Accounting Service Agreement (the "Fund Accounting Agreement") between AST Trust and American Data Services, Inc. ("ADS"), ADS would provide fund accounting services to the Acquiring Fund. Chase provides such services to the Trust under the Trust's custody agreement. The fund accounting services provided by ADS under the Fund Accounting Agreement are similar in scope to the fund accounting services provided by Chase under its custody agreement with the Trust.

         Pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement") between AST Trust and ADS, ADS would act as the transfer agent and dividend disbursing agent for the Acquiring Fund. The services provided under the Transfer Agency Agreements are similar to those provided under the Trust's existing transfer agency agreement.

         9.       Shareholder Servicing Agents
                  ----------------------------

         Both the Trust and AST Trust have entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase, in the case of the Fund and VDH, in the case of the Acquiring Fund) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the applicable Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of shares of the Fund or the Acquiring Fund, as the case may be, held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

         Under both the Acquiring Fund and the Fund's arrangement, shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

         Chase and/or Vista Fund Distributors, Inc. (in the case of the Fund) and VDH and/or First Fund Distributors, Inc. (in the case of the Acquiring Fund) may from time to time, at their own expense out of compensation retained by them from the applicable Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or Vista Fund Distributors, Inc. (in the case of the Fund) and VDH and/or First Fund Distributors, Inc. (in the case of the Acquiring Fund).


         In the case of the Fund, for shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Such benefits will no longer be available after the Reorganization.

         10.      Purchase Procedures
                  -------------------

         The Fund generally requires a minimum initial investment of $2,500 for regular accounts or $1,000 for IRAs, SEP-IRAs and the Systematic Investment Plan, and minimum subsequent investments of $100 or more. The Acquiring Fund has identical minimum purchase requirements.

         The Fund's shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Vista Service Center receives a shareholder's order in proper form. In most cases, in order to receive that day's public offering price, the Chase Vista Service Center must receive a shareholder's order in proper form before the close of regular trading on the New York Stock Exchange. If a shareholder buys shares through his or her investment representative, the representative must receive the shareholder's order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. The Acquiring Fund shares are purchased using a similar method. To eliminate the need for safekeeping, neither the Fund nor the Acquiring Fund will issue share certificates.


         Both Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds. Both Funds provide for three methods to purchase shares -- through an investment representative, through the Fund's Distributor, and through the Systematic Investment Plan.

         11.      Redemption and Exchange Procedures
                  ----------------------------------

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

         Each Fund may involuntarily redeem a shareholder's shares if at such time the aggregate net asset value of the shares in a shareholder's account is less than $500 due to redemptions or if a shareholder purchase through the Systematic Investment Plan and fail to meet the applicable Fund's investment minimum within a twelve month period. In the event of any such redemption, a shareholder will receive at least 60 days' notice prior to the redemption.

         The Fund's shareholders may currently exchange their shares for Class A shares of certain other Vista funds at net asset value plus any applicable sales charge beginning 15 days after purchase. Shares of the Acquiring Fund, however, may not be exchanged into shares of any Vista fund or of any other series of the AST Trust.

         12.      Income Dividends, Capital Gains Distributions and Taxes
                  -------------------------------------------------------

         Each of the Fund and the Acquiring Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Both Funds currently intend to distribute at least annually any net investment income and any net realized capital gains. Both Funds also have identical distribution options. Shareholders of each of the Acquiring Fund and the Fund may choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. Shareholders of each of the Fund or the Acquiring Fund can change his or her distribution option by notifying the transfer agent in writing. If a shareholder does not select an option when the shareholder open his or her account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the applicable Fund. Shareholders will also receive a statement confirming reinvestment of distributions in additional applicable Fund shares promptly following the quarter in which the reinvestment occurs.

         Each Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

         13.      Portfolio Transactions and Brokerage Commissions
                  ------------------------------------------------

         In the case of the Fund, VDH is responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of commission rates through its capacity as sub-adviser. In placing orders for the Fund's portfolio transactions, VDH will use its best efforts to seek to execute portfolio transactions in a manner which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, VDH considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to VDH, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. VDH is not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to the Fund relative to other accounts they manage or otherwise materially adverse to any other accounts. After the Sale, VDH will manage the Acquiring Fund's portfolio transactions in a similar manner.

         14.      Shareholders' Rights
                  --------------------

         The Trust is a Massachusetts business trust. Because the Fund is a series of the Trust, its operations are governed by the Trust's Declaration of Trust and By-laws and applicable Massachusetts law. AST Trust is a Delaware business trust. Because the Acquiring Fund is a series of AST Trust, its operations are governed by AST Trust's Agreement and Declaration of Trust and By-laws and applicable Delaware law.

         Under Delaware law, trustees and shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnifications. However, some states do not recognize the liability limitation provided by Delaware law. Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. AST Trust, however, as a Delaware business trust, may provide more protection in this regard because of the clearer statutory protection afforded to shareholders.

         The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Massachusetts law (in the case of the Fund) or Delaware law (in the case of the Acquiring Fund). However, with respect to each of the Fund and the Acquiring Fund, a meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of that Fund entitled to one vote for each full share of that Fund (and a fractional vote for each fractional share) held in the shareholder's name on the books of that Fund as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.

C.       RISK FACTORS

         The Acquiring Fund's portfolio, like that of the Fund, is subject to the general risks and considerations associated with equity investing. In addition, some of the securities which both the Acquiring Fund and the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

D.       RECOMMENDATION OF THE BOARD OF TRUSTEES

         In response to the circumstances described above, the Board of Trustees of the Trust, after due consideration, has unanimously approved the proposed Reorganization, subject to approval by shareholders. The Board of Trustees also unanimously recommends that shareholders vote for the adoption of the Proposal.

         1.       The Legal Framework
                  -------------------

         The Trustees, after reviewing the terms of the proposed Reorganization, concluded the proposed Reorganization to be in the best interest of the shareholders of the Fund. In addition, because the proposed Reorganization, if consummated, would be made in connection with the Sale of VDH, the Trustees also reviewed the terms of the Sale and the proposed Reorganization, including the terms of the investment advisory agreement between the Acquiring Fund and VDH, in the context of Section 15 of the Investment Company Act of 1940, as amended (the "1940 Act").

         Pursuant to Section 15 of the 1940 Act, each investment advisory agreement (including each investment subadvisory agreement) between the Fund and its adviser or sub-adviser terminates automatically upon its assignment. An assignment will occur if, among other events, there is a sale of a controlling interest in the sub-investment advisor. The sale of The Chase

Manhattan Corporation's interest in VDH to Crestline, therefore, causes an assignment of the existing investment subadvisory agreement and triggered its automatic termination.


         The Purchase Agreement commits both VDH and Putnam, Lovell to comply with the requirements of Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act allows an investment adviser or an affiliated person of such investment adviser to receive any amount or benefit in connection with a change of control of an investment adviser provided certain conditions are met. These conditions require that: (i) for a period of three years after the transaction, at least 75 percent of the investment company's directors must not be "interested persons" (as defined in the 1940 Act) of the successor adviser or the predecessor adviser, and (ii) an "unfair burden" must not be imposed on the investment company as a result of the transaction or any express or implied terms, conditions, or understandings applicable thereto. An "unfair burden" includes any arrangement during the two-year period after the transaction whereby the investment adviser (or its predecessor or successor) or any interested person of such investment adviser receives or is entitled to receive any compensation, directly or indirectly from the investment company or its security holders other than bona fide ordinary compensation as principal underwriter of the investment company or compensation for bona fide investment advisory or other services.


         In light of the provisions of Section 15(f), VDH has agreed to waive fees and reimburse expenses until at least the year 2000 for the Acquiring Fund to the extent necessary to prevent the expense ratio from exceeding the Fund's present level (1.32%). In addition, VDH has agreed to waive fees and/or to reimburse expenses for the balance of 1998, to the extent necessary to prevent the expense ratio for the Acquiring Fund from exceeding 1.05% of average net assets during such period.

         The proposed Reorganization, if approved by the Fund's shareholders, will close as soon as practicable, subject to the satisfaction or certain conditions thereto. The investment advisory agreement between the Acquiring Fund and VDH will remain in effect for an initial term of up to two years and will continue in effect thereafter for successive periods if and so long as such continuance is specifically approved annually by (a) the Board of Trustees or
(b) a majority vote of the Acquiring Fund's shareholders, provided that in either event, the continuance also is approved by a majority of the trustees who are not "interested persons" by vote cast in person at a meeting called for the purpose of voting on such approval.

         2.       The Trustees' Considerations
                  ----------------------------

         The transactions contemplated by the Sale and the related Reorganization were presented to the Board of Trustees of the Fund for consideration at its October 22, 1997 Board of Trustees meeting. The Board of Trustees, including a majority of the Trustees who are not interested persons (the "independent Trustees") voted to approve the proposed Reorganization. The independent Trustees retained their own counsel to assist them in evaluating the transaction and the various proposals. The Board of Trustees concluded unanimously that the Proposal set forth in this proxy statement is in the best interests of the Fund and its shareholders and would not result in the dilution of such shareholders' interests.

         In determining whether to recommend approval of the Reorganization to shareholders of the Fund, the Board of Trustees (including the independent Trustees, with the advice and assistance of independent legal counsel), made an inquiry into a number of matters and considered the following factors, among others: (i) the compatibility of investment objectives, policies and restrictions of the Fund and the Acquiring Fund, (ii) the capabilities of VDH and other service providers to the Acquiring Fund, (iii) the nature of the Fund's existing shareholder base, (iv) expense ratios and available information regarding the fees and expenses of the Fund, the Acquiring Fund as well as similar funds, (v) portfolio transaction policies of the Fund and the Acquiring Fund, (vi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, (vii) costs incurred by the Fund and Acquiring Fund as a result of the Reorganization,
(viii) tax consequences of the Reorganization and (ix) possible alternatives to the Reorganization.

         In reaching the decision to approve the Reorganization and to recommend that the shareholders of the Fund vote to approve the Reorganization, the Board of Trustees, including the independent Trustees, unanimously concluded that the participation of the Fund in the Reorganization is in the best interests of the Fund's shareholders and would not result in the dilution of such shareholders' interests. Their conclusion was based on a number of factors, including the following:

                  (1) The investment objective, policies and restrictions of the Fund and the Acquiring Fund will be identical.

                  (2)  VDH  will  continue  to  be  responsible   for  providing
         day-to-day investment management services to the Fund following consummation of the Reorganization, which the Trustees believe to be important to the Fund's existing shareholder base.

                  (3) VDH has agreed to waive fees payable to it and/or reimburse the Acquiring Fund for expenses in excess of fixed expense caps for a period of at least two years from the consummation of the Reorganization.

                  (4)  Chase  and  VDH  have  agreed  that  they  and/or   their
         affiliates will pay all costs and expenses of the Reorganization.

E.       DISSENTERS' RIGHTS OF APPRAISAL


         Shareholders of the Fund who object to the proposed Reorganization will not be entitled to any "dissenters' rights" under Massachusetts law. However, such shareholders have the right at any time up to the Effective Date to redeem shares of the Fund at net asset value or to exchange such shares for shares of the other funds offered by the Trust without charge. After the Reorganization, such shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Acquiring Fund's Prospectus dated December 16, 1997, subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act.

F.       FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING FUND

         Further information about the Fund is contained in its current Prospectus dated February 27, 1998 and the Statement of Additional Information dated February 27, 1998, which are incorporated herein by reference. Further information about the Acquiring Fund is contained in its Prospectus dated December 16, 1997, and the Statement of Additional Information dated December 16, 1997. Documents that relate to the Fund are available, without charge, by writing to the Chase Vista Service Center at P.O. Box 419392, Kansas City, MO 64141 or by calling (800) 34-VISTA. Copies of the Fund's prospectus and the Acquiring Fund's Prospectus also accompany this Combined Proxy Statement and Prospectus.


         The Trust is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

G.       VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority of the total number of the Fund's shares outstanding on the Record Date. If the shareholders of the Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take such further action as it deems to be in the best interest of the Fund and its shareholders subject to approval by the shareholders of the Fund if required by applicable law.

                            III. MISCELLANEOUS ISSUES

A.       OTHER BUSINESS

         The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board of Trustees's intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.       NEXT MEETING OF SHAREHOLDERS

         The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

C.       LEGAL MATTERS

         Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon for the Trust by Paul, Hastings, Janofsky & Walker LLP.

D.       EXPERTS


         The financial statements of the Chase Vista American Value Fund incorporated in this Prospectus by reference to the Annual Report to Shareholders for the year ended October 31, 1997, have been so incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


              PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                   RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                    EXHIBIT A

                      Agreement and Plan of Reorganization

                      AGREEMENT AND PLAN OF REORGANIZATION




                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 31st day of December, 1997, by and between Advisors Series Trust ("AST"), a Delaware business trust, for itself and on behalf of the Van Deventer & Hoch American Value Fund (the "Acquiring Fund"), a series of AST, and Mutual Fund Group ("MFG"), a Massachusetts business trust, for itself and on behalf of the American Value Fund (the "Acquired Fund"), a series of MFG. Other than the Acquiring Fund and the Acquired Fund, no other series of AST and MFG, respectively, is a party to this Agreement.


                  In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Assumed Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that such Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of
Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code").

                  In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:


1.       REORGANIZATION OF ACQUIRED FUND

         1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Assumed Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Assumed Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the

Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

         1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

                  (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with information regarding its assets and its known liabilities. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets prior to the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies.

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Administrator of the Acquired Fund as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities") as well as all contingent liabilities and obligations of the Acquired Fund, whether known or unknown, accrued or unaccrued (such liabilities and obligations, together with the Acquired Fund's Stated Liabilities, being referred to herein as the "Assumed Liabilities"). The Acquiring Fund shall assume only the Assumed Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of AST, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be canceled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.1.

         1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Administrator of the Acquired Fund shall terminate the qualification, classification and registration of the Acquired
Fund with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund and its Administrator up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.


2.       VALUATION

         2.1 The value of the Acquired Fund's Assets shall be the value of such assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquired Fund's then current Prospectus and Statement of Additional Information (which are identical to the valuation procedures to be utilized by the Acquiring Fund) on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

         2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the Acquired Fund's Custodian in accordance with its regular practice as pricing agent. The Acquired Fund shall cause its Administrator to deliver a copy of its valuation report to the Acquiring Fund at the Closing. In the event that the value of a security in the Acquired Fund's portfolio as determined in accordance with the valuation procedures of the Acquired Fund differs from the value of such security as determined in accordance with the valuation procedures of the Acquiring Fund, the Acquired Fund's Custodian shall make a final determination as to the value of such security.


3.       CLOSING(S) AND CLOSING DATE


         3.1 The Closing for the Reorganization shall occur on April 30, 1998 and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.


         3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

         3.3 Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of either AST or MFG, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.


4.       COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

         4.1 With respect to the Acquired Fund, MFG has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for MFG to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. MFG, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and combined proxy statement and prospectus (collectively, "Proxy Materials") to be used in connection with such meeting.

         4.2 MFG, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.3 MFG, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

         4.4 Subject to the provisions hereof, AST, on its own behalf and on behalf of the Acquiring Fund and MFG, on its own behalf and on behalf of the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5 MFG, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

         4.6 AST, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") an amendment to its registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), relating to the Acquiring Fund Shares.

         4.7 AST, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares (the "N-14 Registration Statement") which shall include Proxy Materials to be used in connection with the shareholders' meeting. Each of MFG and AST have cooperated and shall continue to cooperate with the other, and have furnished and shall continue to furnish the other with the information relating to itself, and respectively, the Acquired Fund and the Acquiring Fund, that is required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and the rules and regulations thereunder, to be included in the N-14 Registration Statement.

         4.8 As soon after the Closing Date as is reasonably practicable, MFG, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.9 Following the transfer of assets by the Acquired Fund to the Acquiring Fund and the assumption of the Assumed Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, MFG will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

         4.10 The investment objective and policies of the Acquiring Fund will conform with the descriptions thereof contained in the preliminary Prospectus and Statement of Additional Information presented to the Board of Trustees of MFG (the "MFG Trustees").


5.       REPRESENTATIONS AND WARRANTIES

         5.1 AST, on behalf of the Acquiring Fund, represents and warrants to MFG and the Acquired Fund as follows:

                  (a) AST was duly created pursuant to its Agreement and Declaration of Trust by its Trustees (the "AST Trustees") then in office for the purpose of acting as a management investment company under the 1940 Act and is validly existing and in good standing under the laws of the State of Delaware. The Acquiring Fund is a validly existing series of AST representing interests therein under the laws of Delaware and the Agreement and Declaration of Trust directs the AST Trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST's business as currently conducted by AST and as described in the current Prospectuses of AST. AST is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect. AST has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted;

                  (b) The N-14 Registration Statement conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by AST for itself and on behalf of the Acquiring Fund does not and will not (i) violate AST's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which AST is a party or by which its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST's knowledge, threatened against AST or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect AST or the Acquiring Fund's financial condition or the conduct of their business, AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e)      All issued and  outstanding shares, including  shares
to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                  (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, the AST Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of AST and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (g) From the effective date of the N-14 Registration Statement through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by AST for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

                  (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by AST for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

                  (i) Each of (1) of the preliminary prospectus (in the form sent to shareholders of the Fund) and preliminary Statement of Additional Information (in the form made available to shareholders of the Fund) of AST with respect to the Acquiring Fund, and included in AST's registration statement on Form N-1A as filed with the Commission, (2) the final prospectus and Statement of Additional Information of AST with respect to the Acquiring Fund, to be included in AST's registration statement on Form N-1A as filed with the Commission, and (3) any registration statement on Form N-1A of AST filed with the Commission in connection with this Reorganization, will comply in all material respects with the requirements of the 1933 Act and the 1940 Act and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         5.2 MFG, on behalf of the Acquired Fund, represents and warrants to AST and the Acquiring Fund as follows:

                  (a) MFG was duly created pursuant to its Declaration of Trust by the MFG Trustees then in office for the purpose of acting as a management investment company under the 1940 Act and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Declaration of Trust directs the MFG Trustees to manage the affairs of MFG and grants them all powers necessary or desirable to carry out such responsibility, including administering MFG's business as currently conducted by MFG and as described in the current Prospectuses of MFG. MFG is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  (c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by MFG for itself and on behalf of the Acquired Fund does not and will not (i) violate MFG's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which MFG is a party or by its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MFG's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, MFG knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is, reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;


                  (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended October 31, 1997, audited by Price Waterhouse LLP (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to MFG that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;


                  (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph, neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (g) All federal and other tax returns and reports of MFG and the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by MFG or the Acquired Fund shall have been paid so far as due, and to the best of MFG's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (h) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

                  (i) At the Closing Date, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

                  (j) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of MFG, the MFG Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation of MFG and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (k) From the effective date of the N-14 Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by MFG, on behalf of the Acquired Fund, for use in the N-14 Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; provided, that the representations and warranties made by MFG in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information provided by AST for use therein; and

                  (l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by MFG, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by MFG for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.


6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

         The obligations of MFG to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by AST, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

         6.1 All representations and warranties of AST contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 AST, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by AST's President, Secretary or Assistant Secretary in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that, to the best of such officer's knowledge and belief, the factual representations and warranties of AST with respect to the Acquiring Fund made herein are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

         6.3 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the Prospectus of the Acquiring Fund delivered to the Acquired Fund pursuant to paragraph 4.1 and in the N-14 Registration Statement.

         6.4 The Acquired Fund shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to AST, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

                  (a) AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect and the Acquiring Fund is a validly existing series of AST; (b) AST is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the AST Trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquiring Fund's business as described in the current Prospectus of the Fund; (c) the Acquiring Fund is a validly established separate series of AST; (d) this Agreement has been duly authorized, executed and
delivered  by  AST  on  behalf  of  the   Acquiring   Fund  and,   assuming  due
authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (e) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding, fully paid and non-assessable; (f) an amendment to the Registration Statement of

AST has been filed with the SEC with respect to the Acquiring Fund and has become effective and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; and (g) to such counsel's knowledge, no consent, approval, order or other authorization of any federal or Delaware state court or administrative or regulatory agency is required for AST to enter into this Agreement or to carry out its terms that had not already been obtained, other than where the failure to obtain such consent, approval or authorization would not have a material adverse effect on the operations of AST.

         6.5 The initial shareholder and the Board of Trustees (including the disinterested Trustees) of the Acquiring Fund have approved the adoption of a distribution plan pursuant to Rule 12b-1 as promulgated under the 1940 Act and an investment advisory agreement between Van Deventer & Hoch and AST with respect to the Acquiring Fund, both in the forms as presented to the MFG Trustees.


7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

         The obligations of AST to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by MFG of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of MFG with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2 MFG, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by MFG's President, Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of MFG with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3 With respect to the Acquired Fund, the Board of Trustees of MFG shall have determined that the Reorganization is in the best interests of the Acquired Fund and shall have made all the determinations required by Rule 17a-8 under the 1940 Act.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of MFG's Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC) deemed necessary by AST, on behalf of the Acquiring Fund, or MFG, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The post-effective amendment to the registration statement of AST registering shares of the Acquiring Fund and the N-14 Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

         8.6 AST and MFG shall have received the opinion of Paul, Hastings, Janofsky & Walker LLP addressed to both the Acquiring Fund and the Acquired Fund (and based on customary representation certificates from AST and MFG, the Acquiring Fund and the Acquired

Fund) substantially to the effect that, for federal income tax purposes:

                  (a) The transfer by the Fund of substantially all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund Shares; (c) no gain or loss is recognized by the Acquiring Fund on receipt of the Fund assets in exchange for the Acquiring Fund Shares; (d) the basis of the assets of the Fund in the hands of the Acquiring Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (e) the holding period of the Fund's assets in the hands of the Acquiring Fund includes the period during which the assets were held by the Fund; (f) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the Acquiring Fund Shares solely in exchange for the Fund's shares; (g) the basis of the Acquiring Fund Shares received by the Fund shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; (h) the holding period of the Acquiring Fund Shares received by the Fundshareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor was held, provided that such shares were held as a capital asset in the hands of the Fund shareholders on the date of the exchange.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.


9.       EXPENSES

         9.1 The expenses of entering into and carrying out the provisions of this Agreement and the Reorganization will be borne by Van Deventer and Hoch and/or The Chase Manhattan Corporation, whether or not the Reorganization is consummated.


10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.      TERMINATION

         11.1     This  Agreement  may  be  terminated   and  the   transactions
contemplated hereby may be abandoned at any time before the Closing by either the Acquiring Fund or the Acquired Fund.


12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of MFG, acting on behalf of the Acquired Fund and the authorized officers of AST, acting on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.


13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

          For AST, on behalf of itself and the Acquiring Fund:

                  Richard A. Snyders
                  President
                  Van Deventer & Hoch
                  800 North Brand Blvd., Suite 300
                  Glendale, California 91203

         With copies to:

                  Julie Allecta, Esq. and
                  Kelvin K. Leung, Esq.
                  Paul, Hastings, Janofsky & Walker LLP
                  345 California Street, 28th Floor
                  San Francisco, California 94104

          For MFG, on behalf of itself and the Acquired Fund:

                  Colleen McCoy
                  The Chase Manhattan Corporation
                  One Chase Square, Tower 7
                  Rochester, New York 14643

         With copies to:

                  Robert Kaner, Esq.
                  Simpson Thacher & Bartlett
                  425 Lexington Avenue
                  New York, New York 10017-3954


14.      HEADINGS;  COUNTERPARTS;  GOVERNING  LAW;  ASSIGNMENT;  LIMITATION   OF
         LIABILITY

         14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3     This   Agreement   shall  be  governed  by  and  construed  in
accordance with the laws of the State of Delaware.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5     AST acknowledges the following limitation of liability:

         The terms "Mutual Fund Group" and "MFG Trustees" refer, respectively, to the trust created and the MFG Trustees, as trustees but not individually or personally, acting from time to time under the Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of State of the State of Massachusetts, such reference being inclusive of any and all amendments thereto so filed or hereafter filed. The obligations of "Mutual Fund Group" entered into in the name or on behalf thereof by any of the MFG Trustees, representatives or agents are made not individually, but in such capacities and are not binding upon any of the MFG Trustees, shareholders or representatives of the Trust personally, but bind only the assets of MFG, and all persons dealing with MFG or the Acquired Fund must look solely to the assets of MFG or the Acquired Fund for the enforcement of any claims against MFG or the Acquired Fund.

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer, and attested by its Secretary.



                                           Mutual Fund Group
                                           for itself and on behalf of
                                           Chase Vista American Value Fund



                                           By:    ___________________
                                           Title: ___________________

                                           Advisors Series Trust
                                           for itself and on behalf of
                                           Van Deventer & Hoch
                                           American Value Fund


                                           By:    ___________________
                                           Title: ___________________


Accepted and agreed as to Section 9:

VAN DEVENTER & HOCH


----------------------------
Title:


THE CHASE MANHATTAN CORPORATION


----------------------------
Title:

                                      PROXY
                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                         CHASE VISTA AMERICAN VALUE FUND
                                ON APRIL 23, 1998


         The undersigned hereby appoints Vickie Preston and Colleen McCoy, or each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Chase Vista American Value Fund (the "Fund") of Mutual Fund Group (the "Trust") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held on April 23, 1998, and at any adjournment thereof.


         1. To approve a reorganization of the Fund into Van Deventer & Hoch American Value Fund (the "Acquiring Fund"), a series of Advisors Series Trust, which provides for (i) the transfer of all of the net assets of the Fund to the Acquiring Fund, a series of the Advisors Series Trust, in exchange for shares of the Acquiring Fund of equivalent value, (ii) the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Fund in full redemption of such shareholders' shares in the Fund, and (iii) the immediate liquidation and termination of the Fund.

                          [ ] FOR          [ ] AGAINST        [ ] ABSTAIN

         And, in their discretion, to transact any other business that may lawfully come before the Meeting or any adjournment(s) thereof.

                  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND WILL BE VOTED AS DIRECTED HEREIN. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.


Dated:___________________________




                                        ----------------------------------------
                                                  Signature of Shareholder



                                        ----------------------------------------
                                                  Signature of Shareholder




When shares are registered jointly in the names of two or more persons, ALL such persons must sign. Signature(s) must correspond exactly with the name(s) the shares are registered under. Please sign, date and return promptly in the enclosed envelope.

                    -----------------------------------------

                                     PART B

                    -----------------------------------------

                                MUTUAL FUND GROUP
                         CHASE VISTA AMERICAN VALUE FUND
                                      ___

                     One Chase Manhattan Plaza, Third Floor
                            New York, New York 10081
                                 1-800-34-VISTA
                                     ______

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 3, 1998
                     FOR REGISTRATION STATEMENT ON FORM N-14

                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated April 3, 1998, which has been filed by Advisors Series Trust ("AST Trust") in connection with a Special Meeting of Shareholders of the Chase Vista American Value Fund (the "Fund") of Mutual Fund Group (the "Trust") that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing Mutual Fund Group at the address indicated above or by calling toll-free 1-800- 34-VISTA.

                  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

                  Further information about the Trust, the Fund, Advisors Series Trust ("AST Trust") and the Van Deventer & Hoch American Value Fund (the "Acquiring Fund") is contained in the Fund's Prospectus dated February 27, 1998 , the Acquiring Fund's Prospectus dated December 16, 1997, and the Annual Report of the Fund for the fiscal year ended October 31, 1997. The Fund's Statement of Additional Information (which includes other series of the Chase Vista Funds), dated February 27, 1998, and the Acquiring Fund's Statement of Additional Information dated December 16, 1997, are incorporated by reference in this Statement of Additional Information and is available without charge by calling Van Deventer & Hoch at (818) 247-5330.

                Pro-forma financial statements are attached hereto as Exhibit A.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

General Information......................................................... B-2
Exhibit A .................................................................. B-3

                               GENERAL INFORMATION

                  The shareholders of the Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Fund into the Acquiring Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all of the assets of the Fund as of the Effective Date to the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Fund, in exchange for shares of the Acquiring Fund. Immediately after the Effective Date, the Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Fund's Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Fund. All issued and outstanding shares of the Fund will be canceled on the Fund's books. Shares of the Acquiring Fund will be represented only by book entries; no share certificates will be issued.

                  A Special Meeting of the Fund's shareholders to consider the transaction will be held at the offices of The Chase Manhattan Bank, One Chase Manhattan Plaza, Third Floor, New York, NY 10081 on April 23, 1998, at 10 a.m., local time.

                  For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Trust and the Fund, see the Fund's Statement of Additional Information, dated February 27, 1998, which is available without charge by calling the Trust at 1-800-34-VISTA. For further information about the AST Trust and the Acquiring Fund, see the Acquiring Fund's Statement of Additional Information, dated December 16, 1997, which is available without charge by calling the AST Trust at
(602) 952-8520.

                                   Exhibit A
                                   ---------

VD&H American Value Fund
Pro Forma Portfolio of Investments October 31, 1997

 Shares            Issuer                                             $ Value
--------------------------------------------------------------------------------

            Common Stock -- 89.0%
            ---------------------
            Aerospace -- 2.3%
 5,000      Raytheon Co.                                              271,250
                                                                      -------

            Agricultural Production/Services -- 2.4%
12,600      Archer-Daniels-Midland Co.                                280,350
                                                                      -------

            Automotive - 1.9%
 7,000      Genuine Parts Co.                                         219,187
                                                                      -------

            Banking -- 6.8%
 4,270      Banc One Corp.                                            222,574
 2,800      BankAmerica Corp.                                         200,200
 4,000      H.F. Ahmanson & Co.                                       236,000
 1,200      J.P. Morgan & Company, Inc.                               131,700
                                                                      -------
                                                                      790,474
                                                                      -------

            Computers Software -- 2.0%
 6,000      Electronic Data Systems Corp.                             232,125
                                                                      -------

            Computers/Computer Hardware -- 1.1%
 2,000      Hewlett-Packard Co.                                       123,375
                                                                      -------

            Consumer Products -- 2.0%
 7,500      Fleetwood Enterprises, Inc.                               227,344
                                                                      -------

            Diversified - 4.7%
 3,400      Cognizant Corp.                                           133,237
 4,500      Fluor Corp.                                               185,063
 5,000      Tenneco Inc.                                              224,688
                                                                      -------
                                                                      542,988
                                                                      -------
            Electronics/Electrical Equipment -- 5.7%
10,000      EG&G, Inc.                                                206,875
 4,000      Motorola, Inc.                                            247,000

VD&H American Value Fund
Pro Forma Portfolio of Investments October 31, 1997

 Shares            Issuer                                             $ Value
--------------------------------------------------------------------------------

 4,000      Tecumseh Products Co., Class A                            207,500
                                                                      -------
                                                                      661,375
                                                                      -------
            Environmental Services -- 1.4%
 7,000      Waste Management Inc.                                     163,625
                                                                      -------

            Financial Services -- 2.7%
 6,400      Federal National Mortgage Association                     310,000
                                                                      -------

            Health Care/Health Care Services -- 1.1%
 4,400      Bard (C.R.), Inc.                                         122,100
                                                                      -------

            Insurance -- 5.5%
 5,000      Allstate Corp.                                            414,687
 4,800      Safeco Corp.                                              228,600
                                                                      -------
                                                                      643,287
                                                                      -------

            Manufacturing -- 3.7%
 6,500      ITT Industries, Inc.                                      205,156
 8,200      Zero Corp.                                                220,375
                                                                      -------
                                                                      425,531
                                                                      -------
            Metals/Mining -- 1.3%
 7,400      Cyprus Amax Minerals Co.                                  154,937
                                                                      -------

            Oil & Gas -- 10.3%
 2,400      Atlantic Richfield Co., (ARCO)                            197,550
10,000      Enron Oil & Gas Co.                                       210,625
 9,500      Occidental Petroleum Corp.                                264,813
 5,600      Phillips Petroleum Co.                                    270,900
10,000      Union Pacific Resources Group, Inc.                       246,250
                                                                      -------
                                                                    1,190,138
                                                                    ---------
            Paper/Forest Products -- 8.9%
11,500      Longview Fibre Co.                                        182,563
15,000      Louisiana-Pacific Corp.                                   315,000
 5,000      Potlatch Corp.                                            249,375
 3,000      St. Joe Paper Co.                                         285,750
                                                                      -------
                                                                    1,032,688
                                                                    ---------

VD&H American Value Fund
Pro Forma Portfolio of Investments October 31, 1997

 Shares            Issuer                                             $ Value
--------------------------------------------------------------------------------

            Pharmaceuticals -- 2.3%
 3,000      Merck & Company, Inc.                                     267,750
                                                                      -------

            Printing & Publishing -- 1.9%
 4,000      Tribune Co.                                               220,500
                                                                      -------

            Real Estate Investment Trust -- 2.3%
 9,674      BRE Properties, Inc., Class A                             265,430
                                                                      -------

            Retailing -- 9.1%
 7,000      Albertson's, Inc.                                         258,125
 4,000      Dayton-Hudson Corp.                                       251,250
 4,600      Dillards, Inc., Class A                                   176,525
10,000      SUPERVALU, Inc.                                           366,250
                                                                      -------
                                                                    1,052,150
                                                                    ---------
            Shipping/Transportation -- 1.7%
 6,000      Norfolk Southern Corp.                                    192,750
                                                                      -------

            Telecommunications -- 2.5%
 6,000      AT&T Corp.                                                293,625
                                                                      -------

            Tire & Rubber -- 2.2%
 4,000      Goodyear Tire & Rubber, Inc.                              250,500
                                                                      -------

            Utilities -- 1.5%
 8,000      Central & South West Corp.                                172,500
                                                                      -------

            Wholesaling -- 1.7%
 7,200      Reliance Steel & Aluminum Co.                             197,550
                                                                      -------

--------------------------------------------------------------------------------

Total Common Stock (Cost $7,731,397)                               10,303,529
--------------------------------------------------------------------------------

Principal Amount
            Corporate Notes & Bonds FRN -- 3.2%

VD&H American Value Fund
Pro Forma Portfolio of Investments October 31, 1997

 Shares            Issuer                                             $ Value
--------------------------------------------------------------------------------

              Financial Services  -- 3.2%
$370,500      Ford Motor Credit Corp. 5.50%, 11/04/97 (Cost             370,330
                                                                        -------

--------------------------------------------------------------------------------

Total Long-Term Investments - (Cost $8,101,727)                      10,673,859
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-Term Investments -- 8.3%
--------------------------------------------------------------------------------

              Commercial Paper -- 3.2%
              ------------------------
 368,400      General Electric Capital Corp., 5.52%, 11/12/97           367,779
                                                                        -------

              U.S. Treasury Securities -- 5.1%
              --------------------------------
              U.S. Treasury Bills
 263,000                  4.53%, 11/20/97                               262,371
  13,000                  4.60%, 11,20/97                                12,968
  48,000                  4.75%, 11/20/97                                47,880
 273,000                  4.77%, 11/20/97                               272,313
                                                                        -------
                                                                        595,532
                                                                        -------

--------------------------------------------------------------------------------

Total Short-Term Investments-- (Cost $963,311)                          963,311
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Total Investments 100.5%-- (Cost $9,065,038)                        $11,637,170
--------------------------------------------------------------------------------

FRN = Floating Rate Notes: the maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1997.

See notes to financial statements.

VD&H American Value Fund
Pro Forma Statement of Assets and Liabilities October 31, 1997 (Unaudited)

                                                                                Pro
                                                                 Vista         Forma
                                                               American       Adjust-       Pro Forma
                                                              Value Fund       ments         Combined
                                                              ----------       -----         --------
ASSETS:
Investment securities, at value (Note 1)                      $11,637,170   $         0    $11,637,170
Cash                                                                  575             0            575
Receivables:
      Interest and Dividends                                       10,687             0         10,687
      Fund Shares Sold                                             10,000          (203)        10,000
Other assets                                                          203          (203)             0
                                                              -----------   -----------    -----------
      Total assets                                             11,658,635          (203)    11,658,432
                                                              -----------   -----------    -----------
LIABILITIES:
Accrued liabilities: (Note 2)
      Administration fees                                           1,533        (1,533)             0
      Distribution fees                                               102          (102)             0
      Investment advisory fees                                      1,022        (1,022)             0
      Shareholder servicing fees                                      920          (920)             0
      Custodian                                                     7,264        (7,264)             0
      Other                                                        70,367        10,638         81,005
                                                              -----------   -----------    -----------
             Total Liabilities                                     81,208          (203)        81,005
                                                              -----------   -----------    -----------
NET ASSETS:
Paid in capital                                                 7,566,673             0      7,566,673
Accumulated undistributed net investment income                   143,569             0        143,569
Accumulated undistributed net realized gain (loss) on           1,295,053             0      1,295,053
investment transactions
Net unrealized appreciation/depreciation of investments         2,572,132             0      2,572,132
                                                              -----------   -----------    -----------

Net Assets:                                                   $11,577,427             0    $11,577,427
                                                              -----------   -----------    -----------
Shares of beneficial interest outstanding ($.001 par value;
unlimited number of shares authorized):
Shares                                                            737,783             0        737,783
Shares:
      Net asset value, redemption price and Maximum           $     15.69             0    $     15.69
      offering price per share
      Cost of Investments                                     $ 9,065,038   $         0    $ 9,065,038

      *Net assets/shares outstanding
See notes to financial statements

VD&H American Value Fund
Pro Forma Statements of Operations
For the year ended October 31, 1997 (Unaudited)

                                                                                          Pro Forma
                                                                                         Van Deventer
                                                            Vista                           & Hoch
                                                           American     Pro Forma          American
                                                          Value Fund    Adjustments          Fund
                                                          ----------    -----------          ----
INVESTMENT INCOME:
Dividend                                                  $  238,493     $        0        $  238,493
Interest                                                      64,864              0            64,864
                                                          ----------      ----------       ----------
      Total investment income                                303,357              0           303,357
                                                          ----------      ----------       ----------
EXPENSES: (Note 2)
Administrative fees                                           16,153        (16,153) (a)            0
Distribution fees                                             26,921              0            26,921
Investment Advisory fees                                      75,380              0            75,380
Shareholder servicing fees                                    26,921              0            26,921
Custodian fees                                                16,895        (16,895) (b)            0
Printing and postage                                           6,059         (6,059) (b)            0
Professional fees                                             18,602        (18,602) (b)            0
Registration fees                                             40,624        (40,624) (b)            0
Transfer agent fees                                           23,373        (23,373) (b)            0
Trustees fees and expenses                                       538           (538) (b)            0
Other                                                         12,480        100,581  (b)      113,061
                                                          ----------      ----------       ----------
      Total Expenses                                         263,946        (21,663)          242,283
                                                          ----------      ----------       ----------

      Less amounts waived (Note                              121,801          7,421  (c)      129,222
                                                          ----------      ----------       ----------
             Net expenses                                    142,145        (29,084)          113,061
                                                          ----------      ----------       ----------
                   Net investment income                     161,212         29,084           190,296
                                                          ----------      ----------       ----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments                           1,299,496              0           500,892
Change in net unrealized appreciation on investments         600,844              0           716,130
                                                          ----------      ----------       ----------
      Net realized and unrealized gain on investments      1,900,340              0         1,217,022
                                                          ----------      ----------       ----------
             Net increase in net assets from operations   $2,061,552     $   29,084        $1,407,318
                                                          ==========      ==========       ==========

See notes to financial statements.
(a) Reflects adjustments for fees which were previously being charged and are no longer being charged.
(b) Reflects the management agreement to charge 1.05% from which management will pay all operating expenses of the fund.
(c) Reflects management agreement to waive all management fees until May 6, 1998.

                     Van Deventer & Hoch American Value Fund

                   Notes to the Pro-Forma Financial Statements



1.          Basis of presentation

            The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations ( "Pro forma Statements" ) reflect the accounts of the Chase Vista American Value Portfolio at October 31, 1997 and for the year then ended.

            The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Chase Vista American Value Portfolio to the Van Deventer & Hoch American Value Portfolio in exchange for shares of such Van Deventer & Hoch Portfolio.

            The Pro Forma Statements should be read in conjunction with the historical financial statements of the Portfolio included in the Statement of Additional Information.


2.          Shares of Beneficial Interest

            The pro forma net asset value per share and shares outstanding assume the issuance of additional shares of the Van Deventer & Hoch American Value Fund on October 31, 1997 in connection with the proposed reorganization, the additional shares (737,783) to be issued for the Chase Vista American Value Fund were based on the October 31, 1997 net assets ($11,577,427) of the Chase Vista Portfolio and the net asset value per share of such Fund ($15.69).


3.          Pro Forma Operating Expenses

            The Pro Forma Statements of Operations assume similar rates of gross investment income for the investments of the Van Deventer & Hoch American Value Portfolio. Accordingly, the gross investment income is equal to the Chase Vista American Value Portfolio's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the Van Deventer & Hoch American Value Fund more closely. Pro forma operating expenses included the actual expenses of the Chase Vista Portfolio adjusted for certain items which are factually supportable. For the Van Deventer & Hoch American Value Portfolio, all management fees are expected to be waived by the

Shareholder  Servicing  Agent,  The  Distributor,   and  the  Advisor,  and  the
Portfolio's expenses are adjusted to reflect expected waivers.
                                       B-10

                    -----------------------------------------


                                     PART C

                    -----------------------------------------

                                MUTUAL FUND GROUP
                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

         The response to this item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 32, filed December 28, 1995 ("Amendment No. 32"), to the Registrant's Registration Statement on Form N-1A, filed May 11, 1987, Registration Statement No. 33-14196 (the "Registration Statement").


ITEM 16.  EXHIBITS

Exhibit No.

         1      Declaration of Trust, as amended. (1)

         2      By-laws, as amended. (1)

         3      None.

         4 Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to Prospectus/Proxy Statement).

         5      Specimen share certificate. (3)

         6      Investment Advisory Agreement (2)

         7      Distribution Agreement. (2)

         8      None.

         9      Custodian Agreement. (3)

         10     Rule 12b-1 Distribution Plan. (4)

         11 Opinion of Counsel regarding legality of issuance of shares and other matters. (5)


         12     Opinion of Counsel on tax matters. (5)

         13(a) Administration Agreement with Investment Company Administration Corporation. (2)

         13(b)  Fund Accounting Service Agreement. (2)

         13(c)  Transfer Agency and Service Agreement. (2)

         14(a)  Consent of Price Waterhouse LLP, Independent Accountants. (5)

         14(b)  Consent of McGladrey & Pullen, LLP, Independent Accountants. (5)

         15     Inapplicable.

         16     Power of Attorney (6)


         (1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and incorporated herein by this reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997, and incorporated herein by this reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and incorporated herein by this reference.

         (4)  Previously  filed  with  Post-Effective  Amendment  No.  2 to  the
Registration Statement on Form N-1A (File No. 333-17391) on May 1, 1997, and incorporated herein by this reference.

         (5)  Filed herewith.

         (6) Previously filed with Registration Statement on Form N-14 (File Nos. 811-07959, 333-42505) on December 17, 1997.

ITEM 17.     UNDERTAKINGS.

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 940, as amended, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona on the 25th day of March, 1998.


                              ADVISORS SERIES TRUST


                             By /s/ Eric M. Banhazl*
                             -----------------------
                                 Eric M. Banhazl
                                    President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.




/s/ Eric M. Banhazl*                  President, Principal Financial
---------------------------           and Accounting Officer, and Trustee
Eric M. Banhazl



/s/ Walter E. Auch Sr.*               Trustee
---------------------------
Walter E. Auch, Sr.



/s/ Donald E. O'Connor*               Trustee
---------------------------
Donald E. O'Connor



/s/ George T. Wofford III*            Trustee
---------------------------
George T. Wofford III



* /s/ Robert H. Wadsworth
---------------------------
By: Robert H. Wadsworth
    Attorney in Fact

                                INDEX TO EXHIBITS


      EXHIBIT
      NUMBER        EXHIBIT
----------------    ------------------------------------------------------------


      11 Opinion of Counsel regarding legality of issuance of shares and other matters.

      12            Form of Opinion of Counsel regarding tax matters.

      14(a)         Consent of Price Waterhouse LLP, Independent Accountants.

      14(b)         Consent of McGladrey & Pullen, LLP, Independent Accountants.